25) Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Noncurrent Assets Held For Sale Tables Abstract
Non-current assets held for sale
	R$ thousand
	On December 31
	2020	2019
Assets not for own use
Real estate	995,614	1,133,572
Vehicles and similar	205,347	223,051
Machinery and equipment	1,487	362
Other	40	41
Total	1,202,488	1,357,026